Future Minimum Annual Rentals, Excluding Percentage Rentals Non-cancelable Lease Terms Greater Than One Year (Detail) $ in Thousands	Apr. 29, 2017 USD ($)
Operating Leased Assets [Line Items]
2018	$ 314,274
2019	263,121
2020	202,711
2021	141,638
2022	96,621
After 2022	106,648
Operating Leases, Future Minimum Payments Due, Total	$ 1,125,013